Schedule of legal proceedings and contingencies (Details) - Legal proceedings contingent liability [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balances as of end of the year	R$ 53,139		R$ 5,269	R$ 3,465
Business combinations	80,252		32,576	4,372
Additions	24,744		19,284	2,245
Reversals	(9,848)		(3,990)	(4,813)
Balance as of ending of the year	148,287		53,139	5,269
Labour [Member]
IfrsStatementLineItems [Line Items]
Balances as of end of the year	4,519		2,501	2,233
Business combinations	16,597		2,741	3,301
Additions	5,418	[1]	562	737
Reversals	(1,044)		(1,285)	(3,770)
Balance as of ending of the year	25,490		4,519	2,501
Civil [Member]
IfrsStatementLineItems [Line Items]
Balances as of end of the year	13,280		2,768	1,232
Business combinations	6,017		2,348	1,071
Additions	5,101		10,869	1,508
Reversals	(1,470)		(2,705)	(1,043)
Balance as of ending of the year	22,928		13,280	2,768
Taxes [Member]
IfrsStatementLineItems [Line Items]
Balances as of end of the year	35,340
Business combinations	57,638		27,487
Additions	14,225		7,853
Reversals	(7,334)
Balance as of ending of the year	R$ 99,869		R$ 35,340

[1]	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$ 9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.